Stock-based Compensation - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding, Beginning	17,801,986
Number of Options, Exercised	(701,139)
Number of Options, Forfeited	(27,230)
Number of Options, Outstanding, Ending	17,073,617	17,801,986
Number of Options,Vested and exercisable	10,571,302
Number of Options,Vested and expected to vest	17,073,617
Weighted- Average Exercise Price, Outstanding, Beginning	$ 0.36
Weighted- Average Exercise Price, Exercised	0.28
Weighted- Average Exercise Price, Forfeited	0.55
Weighted- Average Exercise Price, Outstanding, Ending	0.36	$ 0.36
Weighted- Average Exercise Price, Vested and exercisable as of March 31, 2021	0.28
Weighted- Average Exercise Price, Vested and expected to vest as of March 31, 2021	$ 0.36
Weighted- Average Remaining Contractual Life (Years)	8 years 14 days	8 years 3 months 7 days
Weighted- Average Remaining Contractual Life (Years)	7 years 8 months 1 day
Weighted- Average Remaining Contractual Life (Years)	8 years 14 days
Aggregate Intresic Value,Outstanding, Beginning	$ 140,560
Aggregate Intresic Value,Outstanding, Ending	191,876	$ 140,560
Aggregate Intresic Value, Vested and exercisable as of March 31, 2021	119,671
Aggregate Intresic Value,Vested and expected to vest as of March 31, 2021	$ 191,876